As filed with the Securities and Exchange Commission on November 10, 2016

File No. 333-183155

File No. 811-22732

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 27      X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 29      X

(Check the appropriate box)

RECON CAPITAL SERIES TRUST

(Exact Name of Registrant as Specified in its Charter)

c/o Recon Capital Advisors, LLC

1 Landmark Square

8th Floor

Stamford, CT 06901

(Address of Principal Executive Office)

(203) 900-1400

(Registrant’s Telephone Number)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copies of communications to:

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b)
X	On December 9, 2016 pursuant to paragraph (b)(1)(iii)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

   X    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A for Recon Capital Series Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 9, 2016 the effectiveness of Post-Effective Amendment No. 17 (“PEA No. 17”), which was filed with the Commission via EDGAR Accession No. 0000891092-16-014069 on April 11, 2016, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 17 are incorporated by reference herein.

PART A—PROSPECTUS

The Prospectus for the Recon Capital Europe Managed Risk ETF, Recon Capital Global (ex USA) Managed Risk ETF and Recon Capital Japan Managed Risk ETF (formerly Recon Capital Europe Minimum Volatility ETF, Recon Capital International Minimum Volatility ETF and Recon Capital Japan Minimum Volatility ETF, respectively) is incorporated herein by reference to Part A of PEA No. 17.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Recon Capital Europe Managed Risk ETF, Recon Capital Global (ex USA) Managed Risk ETF and Recon Capital Japan Managed Risk ETF (formerly Recon Capital Europe Minimum Volatility ETF, Recon Capital International Minimum Volatility ETF and Recon Capital Japan Minimum Volatility ETF, respectively) is incorporated herein by reference to Part B of PEA No. 17.

PART C—OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 17.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 27 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Stamford, and State of Connecticut, on the 10th day of November, 2016.

Recon Capital Series Trust

By:	/s/ Garrett K. Paolella
Name:	Garrett K. Paolella
Title:	Trustee, President, Chief Executive Officer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following person in the capacities indicated on November 10, 2016.

Signature	Title	Date

/s/ Garrett K. Paolella	Trustee, President, Chief Executive Officer and Chief Financial Officer	November 10, 2016
Garrett K. Paolella

/s/ Richard M. Keary*	Trustee	November 10, 2016
Richard M. Keary

/s/ John L. Jacobs*	Trustee	November 10, 2016
John L. Jacobs

/s/ Robinson C. Jacobs*	Trustee	November 10, 2016
Robinson C. Jacobs

/s/ Mark W. Buckley-Jones*	Trustee	November 10, 2016
Mark W. Buckley-Jones

*By:	/s/ Garrett K. Paolella
Garrett K. Paolella

Attorney-in-Fact, pursuant to Powers of Attorney filed on August 24, 2015 or filed herewith and incorporated by reference herein